Consolidated Statements of Changes in Equity (USD $)	Common Stock	Accumulated Other Comprehensive Loss	Retained Earnings	Noncontrolling Interest	Total
Balances at Dec. 31, 2011	$ 1,211,000	$ (156,065,000)	$ 2,233,778,000	$ 543,000	$ 2,079,467,000
Comprehensive income:
Net earnings			282,311,000	277,000	282,588,000
Other comprehensive loss, net of tax		(15,479,000)		2,000	(15,477,000)
Repurchase of common stock	(13,000)		(26,817,000)		(26,830,000)
Dividends on common stock			(14,376,000)		(14,376,000)
Addition of (Reduction to) noncontrolling interests				2,853,000	2,853,000
Dividends paid to noncontrolling interests				(36,000)	(36,000)
Balances at Dec. 31, 2012	1,198,000	(171,544,000)	2,474,896,000	3,639,000	2,308,189,000
Comprehensive income:
Net earnings			205,236,000	1,529,000	206,765,000
Other comprehensive loss, net of tax		(10,253,000)		32,000	(10,221,000)
Repurchase of common stock	(9,000)		(23,569,000)		(23,578,000)
Addition of (Reduction to) noncontrolling interests			(706,000)	(254,000)	(960,000)
Dividends paid to noncontrolling interests				(225,000)	(225,000)
Balances at Dec. 31, 2013	1,189,000	(181,797,000)	2,655,857,000	4,721,000	2,479,970,000
Comprehensive income:
Net earnings			365,270,000	730,000	366,000,000
Other comprehensive loss, net of tax		(70,840,000)		(12,000)	(70,852,000)
Repurchase of common stock	(18,000)		(53,763,000)		(53,781,000)
Addition of (Reduction to) noncontrolling interests				(386,000)	(386,000)
Dividends paid to noncontrolling interests				(678,000)	(678,000)
Balances at Dec. 31, 2014	$ 1,171,000	$ (252,637,000)	$ 2,967,364,000	$ 4,375,000	$ 2,720,273,000